Debt Financing (Tables)	6 Months Ended
Jun. 30, 2013
Debt Financing [Abstract]
Summary Of Long Term Debt

		Interest
Fixed Rate Debt	Balance	Rate	Maturity

Lender
Great Western Bank	$9,798	4.95%	6/2014
GE Franchise Finance Commercial LLC	17,625	7.17%	12/2014
Citigroup Global Markets Realty Corp	12,476	5.97%	11/2015
Great Western Bank	11,691	5.00%	6/2015
Elkhorn Valley Bank	2,844	5.50%	6/2016
First State Bank	1,196	5.50%	9/2016
GE Franchise Finance Commercial LLC	12,041	7.17%	2/2017
Cantor	6,091	4.25%	11/2017
Morgan Stanley	30,143	5.83%	12/2017
Wachovia Bank	6,087	7.38%	3/2020
Total fixed rate debt	$109,992

Variable Rate Debt

Lender
GE Franchise Finance Commercial LLC	11,338	3.78%	2/2018
GE Franchise Finance Commercial LLC	2,181	4.34%	2/2018
Total variable rate debt	$13,519

Subtotal debt	123,511

Less: debt associated with hotel properties held for sale	31,719

Total long-term debt	$91,792

Aggregate Annual Principal Payments On Debt Associated With Assets Held For Use And Held For Sale

	Held For Sale	Held For Use	TOTAL
Remainder of 2013	$31,719	$1,675	$33,394
2014	0	13,312	13,312
2015	0	21,728	21,728
2016	0	5,413	5,413
2017	0	43,643	43,643
Thereafter	0	6,021	6,021
	$31,719	$91,792	$123,511